Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Other Accounts Receivable [Abstract]
Schedule of other accounts receivable
	December 31,
	2020	2019
Government authorities	$103	$41
Other receivables	183	23
Prepaid expenses	308	11

	$594	$75